TCW INVESTMENT MANAGEMENT COMPANY

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0000 TELEPHONE

PHILIP K. HOLL

SENIOR VICE PRESIDENT

ASSOCIATE GENERAL COUNSEL

December 9, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	TCW FUNDS, INC., FILE NOS. 033-52272, 811-07170

Dear Sir or Madam:

Included herewith for filing on behalf of TCW Funds, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 60 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment contains the statutory prospectus for Class I and N shares of TCW International Small Cap Fund, a new series of the company (the “Fund”) as well as a statement of additional information applicable to the series.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective seventy five days after filing. No fees are required in connection with this filing. Please contact me at (213) 244-0290 with any comments or questions concerning this Amendment.

Very truly yours,

/s/ Philip K. Holl
Philip K. Holl
Secretary